Subsequent Event (Narrative) (Details) (Subsequent Event [Member], Joyinn Hotel Investment and Management Co., Ltd. [Member], Contract Termination [Member], CNY)
In Thousands, unless otherwise specified
1 Months Ended
Jan. 22, 2015
Subsequent Event [Member] | Joyinn Hotel Investment and Management Co., Ltd. [Member] | Contract Termination [Member]
Subsequent Event [Line Items]
Proceeds From Repayment Of Deposit	21,000